Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 792,991,000	$ 884,839,000	$ 959,432,000
Other comprehensive income (loss)	1,834,000	(952,000)	5,739,000
Balance	842,900,000	792,991,000	884,839,000
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	4,907,000	1,790,000	(299,000)
Other comprehensive loss before reclassifications	(310,000)	5,656,000	(1,797,000)
Amounts reclassified from accumulated other comprehensive loss	(5,221,000)	(2,539,000)	3,886,000
Other comprehensive income (loss)	(5,531,000)	3,117,000	2,089,000
Balance	(624,000)	4,907,000	1,790,000
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(12,938,000)	(8,869,000)	(12,519,000)
Other comprehensive loss before reclassifications	7,365,000	(4,069,000)	3,650,000
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Other comprehensive income (loss)	7,365,000	(4,069,000)	3,650,000
Balance	(5,573,000)	(12,938,000)	(8,869,000)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(8,031,000)	(7,079,000)	(12,818,000)
Other comprehensive loss before reclassifications	7,055,000	1,587,000	1,853,000
Amounts reclassified from accumulated other comprehensive loss	(5,221,000)	(2,539,000)	3,886,000
Other comprehensive income (loss)	1,834,000	(952,000)	5,739,000
Balance	$ (6,197,000)	$ (8,031,000)	$ (7,079,000)